Investor A C and Institutional Member] Investment Risks - Investor A, C and Institutional - BLACKROCK EMERGING MARKETS FUND, INC.	Apr. 30, 2026
Emerging Markets Risk [Member]
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Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

China Investments Risk [Member]
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China Investments Risk — Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite significant economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments. The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the United States or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Certain companies may be subject to economic or trade restrictions (but not investment restrictions) imposed by the United States or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund may invest in such companies. Other economic challenges for China include indebtedness, weak consumer demand, and an aging population. China continues to face pressure from its trading partners over its exporting of its excess industrial capacity and overall approach to economic management.
The United States and China have been engaged in an ongoing trade war with one another, which has led to trade frictions between their economies and negative flow-on consequences on global markets and other nations closely affiliated with those countries. The current political climate has intensified concerns about an ongoing trade war between China and the United States, as each country has imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. In addition, there is a risk that further capital controls and/or sanctions may be imposed, which could include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory actions, such as seizure of assets. Any of these actions could severely impair the Fund’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to Chinese securities and assets, including the ability to transfer the Fund’s assets or income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect the Fund’s operations, causing the Fund to decline in value. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. From time to time, China has experienced outbreaks of infectious illnesses. The country may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund’s investments.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.

China Risk Risk of Investing through Stock Connect [Member]
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China Risk — Risk of Investing through Stock Connect — Investing in eligible ETFs and A-shares (“Stock Connect Securities”) through Stock Connect is subject to trading, clearance, settlement and other procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to the Daily Quota, which may restrict the Fund’s ability to invest in Stock Connect Securities through Stock Connect on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in Stock Connect Securities through Stock Connect may subject the Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading.

China Tax Risk [Member]
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China Tax Risk — Withholding Income Tax Risk – According to PRC tax regulations, a 10% withholding income tax is imposed on PRC sourced dividends and interests from non-government bonds paid to a non-PRC tax resident enterprise, unless the rate is reduced under an applicable tax treaty. From a technical perspective, withholding income tax is also applicable to capital gains realized by foreign investors on the disposal of PRC equity interests.
There are however certain tax exemptions available, some temporary in nature, highlighted below.
On November 14, 2014, the Ministry of Finance (“MoF”), China Securities Regulatory Commission and the State Taxation Administration (“STA”), acting with State Council’s approval, jointly released Circular 79, which temporarily exempts Qualified Foreign Institutional Investors (“QFIIs”) and Renminbi Qualified Foreign Institutional Investors (“RQFIIs”) from tax on capital gains derived from the trading of shares and other equity interest investments on or after November 17, 2014. Subsequently, Circulars 81 and 127 were issued to temporarily exempt tax on capital gains derived from trading of equity securities of companies domiciled in the PRC that trade on Chinese stock exchanges (“A-Shares”) through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program, as applicable (each, a “Stock Connect” and collectively, “Stock Connects”). The duration of the temporary exemptions is not stated in the circulars and is subject to termination by the PRC tax authorities with or without notice.
On November 22, 2018, the MoF and STA jointly issued Circular 108 which states that foreign institutional investors are temporarily exempt from withholding income tax with respect to interest income on bonds derived from the PRC bond market from November 7, 2018 to November 6, 2021. On November 22, 2021, the MoF and STA issued Public Notice 34 to extend the temporary exemption from November 7, 2021 to December 31, 2025. It is unclear whether the temporary exemption will be further extended.
Value Added Tax (“VAT”) Risk – From May 1, 2016, VAT applies to certain income derived by the Fund, including PRC sourced interest income on non-government bonds and trading gains.
There are however certain tax exemptions available, some temporary in nature, highlighted below.
VAT exemptions currently apply to capital gains from trading of QFII and RQFII products, A-Shares traded on the Stock Connects and debt securities traded in the China Interbank Bond Market.
On November 7, 2018, the MoF and STA jointly issued Circular 108 which states that foreign institutional investors are temporarily exempt from VAT with respect to interest income on bonds derived from the PRC bond market from November 7, 2018 to November 6, 2021. On November 22, 2021, the MoF and STA jointly issued Public Notice 34 to extend the temporary exemption from November 7, 2021 to December 31, 2025. However, on July 31, 2025, the MoF and STA jointly issued Public Notice No 4 of 2025, stating that VAT will apply with respect to interest income derived from treasury bonds, local government bonds and financial bonds issued on or after August 8, 2025. It is understood that Public Notice No 4 of 2025 does not supersede the afore-mentioned exemption for foreign institutional investors. Moreover, it is unclear whether the temporary exemption from VAT issued in Public Notice 34 will be further extended with respect to interest income on bonds derived from the PRC bond market and issued before August 8, 2025.
Any changes in PRC tax law, future clarifications thereof, and/or subsequent retroactive enforcement by the PRC tax authorities may result in a loss which could be material to the Fund. There is a risk the PRC tax authorities may withdraw the temporary tax exemptions in the future and seek to collect taxes realized on the sale of A-Shares or PRC sourced interest income on non-government bonds received by the Fund without giving any prior notice. If the temporary tax exemptions are withdrawn, any taxes may be directly borne by or indirectly passed on to the Fund and may result in a substantial impact to its net asset value. As with any net asset value adjustment, investors may be advantaged or disadvantaged depending on when the investors purchased and/or sold the shares of the Fund. There will be no retrospective restatement of the Fund’s net asset value.
BlackRock will keep the provisioning policy for tax liability under review and may, in its discretion from time to time, make a provision for potential tax liabilities if in its opinion such provision is warranted or as further clarified by the PRC in notifications.

Convertible Securities Risk [Member]
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Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.

Debt Securities Risk [Member]
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Debt Securities Risk — Debt securities, such as bonds, involve risks, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which are described in further detail below:
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates during a period of low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Depositary Receipts Risk [Member]
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Depositary Receipts Risk — Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. While depositary receipts provide an alternative to directly purchasing underlying foreign securities in their respective markets and currencies, they continue to be subject to many of the risks associated with investing directly in foreign securities, including political, economic, and currency risk.

Derivatives Risks [Member]
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Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
Leverage Risk — The Fund’s use of derivatives can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.
Market Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.
Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
Operational Risk — The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
Legal Risk — The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
Volatility and Correlation Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Valuation Risk — Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

Dollar Rolls Risk [Member]
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Dollar Rolls Risk — Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.

Foreign Securities Risk [Member]
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Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
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The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
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Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
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The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
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The governments of certain countries, or the U.S. Government with respect to certain countries, may prohibit or impose substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries, which may prohibit or restrict the ability to own or transfer currency, securities, derivatives or other assets.
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Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
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Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
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The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Leverage Risk [Member]
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Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended, and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Market Risk and Selection Risk [Member]
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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. An investor could lose money over short periods due to fluctuation in the Fund’s net asset value in response to short-term market movements and over longer periods during market downturns. Securities or other investments held by the Fund may underperform the markets, the relevant indices or benchmarks, or the securities selected by other funds with similar investment objectives and investment strategies, or may otherwise fail to perform as intended. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. The success of the Fund’s activities could be affected by interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, tariffs and trade barriers, supply chain disruptions, economic sanctions, currency exchange controls, and local, regional or global events such as war, acts of terrorism, natural and environmental disasters, the spread of infectious illness or other public health issues, recessions, or other events.
Recent policy initiatives undertaken by the U.S. government have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets, and could adversely affect the investment performance of the Fund. In particular, actions taken by the U.S. government in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

Mezzanine Securities Risk [Member]
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Mezzanine Securities Risk — Mezzanine securities carry the risk that the issuer will not be able to meet its obligations and that the equity securities purchased with the mezzanine investments may lose value.

Mid Cap Securities Risk [Member]
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Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

New Issues Risk [Member]
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“New Issues” Risk — “New issues” are IPOs of equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO.

Operational and Technology Risks [Member]
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Operational and Technology Risks — The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.

Preferred Securities Risk [Member]
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Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.

Reverse Repurchase Agreements Risk [Member]
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Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.

Small Cap and Emerging Growth Securities Risk [Member]
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Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Geographic Concentration Risks [Member]
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Geographic Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

Equity Securities Risk [Member]
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Risk [Text Block]	◼ Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Risk Lose Money [Member]
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Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.